PIMCO StocksPLUS Global Portfolio Shareholder Fees	Dec. 31, 2025 USD ($)
Advisor Class [Member] | PIMCO StocksPLUS Global Portfolio | Advisor
Prospectus [Line Items]
Shareholder Fee, Other